Equity - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares		Dec. 31, 2017 CAD ($) shares		Dec. 31, 2016 USD ($) shares		Dec. 31, 2016 CAD ($) shares		Dec. 31, 2017 CAD ($) shares		Dec. 31, 2016 CAD ($) shares		Dec. 31, 2015 shares	[1]
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued upon exercise of share options	53,854		53,854
Value of common shares issued upon exercise of share options | $	$ 214,000
Common shares issued to settle interest on debenture					30,193		30,193
Value of common shares issued to settle interest on debentures | $					$ 80,000
Value common shares issued to settle bonus payment on extinguishment of loan | $					$ 134,000
Number of shares issued in connection to termination benefits					304,447		304,447
Value common stock issued in connection to termination benefits | $					$ 848,000
Fair value of share options recognized as expense | $	892,000				837,000
Weighted average grant date fair value of options granted	$ 2.36				1.39				$ 3.07		$ 1.85
Deferred Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1								1
Shares outstanding included in liabilities | $	$ 189,000
Share-based payments expense | $	$ 189,000				0
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1								1
Shares outstanding included in liabilities | $	$ 64,000
Share-based payments expense | $	$ 64,000				0
Share based payment arrangement vesting period	3 years		3 years
Share based payment arrangement other equity instruments vesting date	Sep. 13, 2020		Sep. 13, 2020
Performance Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1								1
Shares outstanding included in liabilities | $	$ 142,000
Share-based payments expense | $	$ 142,000				$ 0
Share based payment arrangement other equity instruments vesting date	Dec. 31, 2019		Dec. 31, 2019
Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of share options allowed to be granted as percentage of number of issued shares	10.00%		10.00%
share options granted, term	5 years		5 years
Minimum
Disclosure Of Classes Of Share Capital [Line Items]
Share options vesting period	18 months		18 months
Goldcorp Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued to settle bonus payment on extinguishment of loan					55,000		55,000
Value common shares issued to settle bonus payment on extinguishment of loan | $					$ 134,000
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares of common stock issued during period, warrants exercised	1,000,000		1,000,000
Common stock issued during period, value, warrants exercised	$ 4,141,000		$ 5,170,000
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Common stock shares issued in financing	8,062,000	[1]	8,062,000	[1]	3,640,000	[1]	3,640,000	[1]
Number of common shares issued upon exercise of share options	53,854	[1]	53,854	[1]
Common shares issued to settle interest on debenture					30,193	[1]	30,193	[1]
Number of common shares issued to settle bonus payment on extinguishment of loan					55,000	[1]	55,000	[1]
Number of shares issued in connection to termination benefits					304,447	[1]	304,447	[1]
Number of shares issued	44,678,701				35,562,847				44,678,701		35,562,847
Number of shares outstanding	44,678,701	[1]			35,562,847	[1]			44,678,701	[1]	35,562,847	[1]	31,533,207
Bought Deal Financing
Disclosure Of Classes Of Share Capital [Line Items]
Common stock shares issued in financing	8,062,000		8,062,000		3,640,000		3,640,000
Proceeds from issue of common shares	$ 39,237,000		$ 49,380,000		$ 14,030,000		$ 18,837,000
Stock issuance transaction costs	$ 2,799,000		$ 3,523,000		$ 1,043,000		$ 1,401,000

[1]	Share consolidation (note 1).